Short-Term Loans	6 Months Ended
Jun. 30, 2026
Short-Term Loans [Abstract]
SHORT-TERM LOANS

NOTE 10 - SHORT-TERM LOANS

As of June 30, 2026 and December 31, 2025, the loans were for working capital and capital expenditures. Loans consisted of the following:

Creditor	Interest rate	Issuance Date	Maturity date	As of June 30, 2026	As of December 31, 2025
Wuxi Branch of Bank of China	2.30%	2025/12/18	2026/12/17	1,468,235	1,422,718
China Merchants Bank Wuxi Xihui Branch	2.25%	2026/1/14	2027/1/13	734,117	-
CITIC Bank Wuxi Huishan Branch	2.40%	2026/3/5	2027/3/4	734,117	-
Total				$2,936,469	$1,422,718